BASIS OF PRESENTATION (Details) (USD $)	6 Months Ended					6 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Subsequent event	Jun. 30, 2013 Subsequent event Short-term bank borrowings	Sep. 30, 2013 Subsequent event Trade financing	Sep. 17, 2013 American Depository Shares (ADS) Subsequent event	Sep. 16, 2013 American Depository Shares (ADS) Subsequent event
Basis of presentation
Excess of current liabilities over current assets	$ 591,164,000
Operating loss	49,997,000	72,450,000
Cash and cash equivalents	80,306,000	314,229,000	93,283,000	379,039,000
Short-term bank borrowings	670,897,000		596,556,000
Current portion of long-term debt	92,710,000
Cash used in operations	69,730,000	(73,423,000)
Offering closed								70,000,000
Number of ordinary shares per ADS								2
Share price (in dollars per ADS)									$ 4.67
Amount of renewal of borrowings						190,111,000
Unused lines of credit	$ 574,816,000		$ 499,802,000		$ 499,117,000		$ 430,718,000